BORROWINGS - Schedule of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amount
FHLB long-term advances	$ 7,505	$ 9,427
Securities Sold under Agreements to Repurchase	52,500	65,000
Other Long-term Debt	775	775
Total long-term debt	60,780	75,202
Average Rate [Abstract]
Federal Home Loan Bank	3.72%	3.74%
Weighted average rate on repurchase agreements	3.49%	3.50%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Total long-term debt	3.48%	3.49%
Federal Home Loan Bank Advances [Member]
Amount
Total long-term debt	7,505
Maturities of Long-term Debt [Abstract]
2013	28
2014	29
2015	28
2016	29
2017	4,300
Thereafter	3,091
Securities Sold under Agreements to Repurchase [Member]
Amount
Total long-term debt	52,500
Maturities of Long-term Debt [Abstract]
2013	27,500
2014	25,000
2015	0
2016	0
2017	0
Thereafter	$ 0